STATUTORY RESERVES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Accounting Practices
Allocate at least 10% of its after tax profits	10.00%	10.00%
Until the reserve balance reaches 50% of respective registered capital	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 54,751,734	$ 53,358,414
PRC subsidiaries [Member]
Statutory Accounting Practices
Appropriations To The Reserve Fund	$ 1,393,320	$ 18,844,626	$ 5,051